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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-05823

                         DOMINI SOCIAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                               Amy Domini Thornton
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                     Date of Reporting Period: June 30, 2008

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ITEM 1. PROXY VOTING RECORD.

Domini Social Investment Trust offers five series, Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini European PacAsia Social Equity Fund and Domini Social Bond Fund.

Domini Social Equity Fund is a "feeder fund" and invests its assets in Domini Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 27, 2008, for Domini Social Trust (Investment Company Act File Number: 811-05824; CIK Number: 0000851681).

Domini European Social Equity Fund is a "feeder fund" and invests its assets in Domini European Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini European Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 27, 2008, for Domini Social Trust (Investment Company Act File Number: 811-05824; CIK Number:
0000851681).

Domini PacAsia Social Equity Fund is a "feeder fund" and invests its assets in Domini PacAsia Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini PacAsia Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 27, 2008, for Domini Social Trust (Investment Company Act File Number: 811-05824; CIK Number:
0000851681).

Domini European PacAsia Social Equity Fund is a "feeder fund" and invests its assets in Domini European PacAsia Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini European PacAsia Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 27, 2008, for Domini Social Trust (Investment Company Act File Number:
811-05824; CIK Number: 0000851681).

Domini Social Bond Fund did not hold any voting securities during the period covered by the report, and, therefore, has no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST


By: /s/ Amy L. Thornton
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    Amy L. Thornton
    President (Principal Executive Officer)

Date: August 27, 2008